SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT.
Depreciation	$ 88,200,000	$ 98,300,000
Goodwill and other intangible assets
Goodwill and Intangible Asset Impairment	138,666,000	21,366,000
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	1,483,000,000	1,560,000,000
Accretion expense, included in Depreciation and Amortization expense	155,000,000	150,000,000
Change in estimate	30,000,000	(60,000,000)
Settlements		(167,000,000)
Balance at the end of year	$ 1,668,000,000	1,483,000,000
Building and leasehold improvements
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	30 years
Vehicles and equipment
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	5 years
Machinery and equipment | Minimum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	2 years
Machinery and equipment | Maximum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	15 years
Computer equipment and software | Minimum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	3 years
Computer equipment and software | Maximum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	4 years
Office furniture and equipment
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	7 years
Disposal wells | Minimum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	7 years
Disposal wells | Maximum
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	10 years
Helicopters
PROPERTY AND EQUIPMENT.
Property, Plant and Equipment, Useful Life	7 years
Water Solutions
Goodwill and other intangible assets
Impairment of intangible assets	$ 60,000,000	1,300,000
Goodwill and Intangible Asset Impairment	$ 138,500,000	$ 20,100,000